Leases - Additional Information (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Operating leases not yet commenced	$ 19,200
Maximum [Member]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract	8 years
Minimum [Member]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract	4 years